UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended March 31, 2011.

Check here if Amendment [  ]; Amendment Number __________
  This Amendment:	[  ] is a restatement.
			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Scott & Selber, Inc.
Address:	5075 Westheimer, Suite 799
	Houston, Texas 77056

Form 13F File Number:  028-11046

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:	Jack I. Selber, C.F.A.
Title:	President
Phone:	(713) 850-1717

Signature, Place, and Date of Signing:

Jack I. Selber		Houston, Texas


Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

Form 13F File Number		Name

028-11046		Scott & Selber, Inc. 		03/31/2011

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  58

Form 13F Information Table Value Total:  94882 (thousands)


List of Other Included Managers:
NONE


028-11406		Scott & Selber, Inc.

Form 13F Information Table

                               Title of          Value   Shares oSH/     Put/    Invt    Other   Voting Authority
Name of Issuer                 Class   Cusip     (x1000) Prn Amt PRN     Call    Disc    Mgrs      Sole   Shared   None
---------------------------------------------------------------------    ----    ------  ----    ------------------------

Bunge Ltd                      COM     G16962105     1440   19912SH              Sole               19912
Covidien PLC                   COM     G2552X108     1519   29253SH              Sole               29253
TE Connectivity Limited        COM     H8912P106     2016   57904SH              Sole               57904
Core Laboratories              COM     N22717107     1429   13982SH              Sole               13982
Ameriprise Financial           COM     03076C106     1484   24296SH              Sole               24296
Apple Computer                 COM     037833100     5821   16703SH              Sole               16703
CIFC Deerfield Corporation     COM     125471102      202   31000SH              Sole               31000
CSX Corp                       COM     126408103     2551   32457SH              Sole               32457
Caterpillar                    COM     149123101     1439   12926SH              Sole               12926
Chevron Corp                   COM     166764100      513    4772SH              Sole                4772
Cliffs Natural Resources       COM     18683K101     1450   14753SH              Sole               14753
Coach Inc                      COM     189754104     1262   24260SH              Sole               24260
Coca-Cola Co                   COM     191216100      797   12010SH              Sole               12010
Cognizant Technology           COM     192446102     2239   27512SH              Sole               27512
ConocoPhillips                 COM     20825C104     2442   30581SH              Sole               30581
Corn Products Int'l Inc        COM     219023108     1456   28106SH              Sole               28106
Costco Wholesale               COM     22160K105     1920   26191SH              Sole               26191
Cummins Engine                 COM     231021106     1940   17696SH              Sole               17696
Deere & Co                     COM     244199105     2352   24280SH              Sole               24280
Devon Energy                   COM     25179M103     2026   22074SH              Sole               22074
Dover Corporation              COM     260003108     2113   32147SH              Sole               32147
E I duPont                     COM     263534109     2164   39374SH              Sole               39374
EMC Corporation                COM     268648102     2182   82148SH              Sole               82148
Emerson Corp                   COM     291011104      280    4800SH              Sole                4800
Ennis Inc                      COM     293389102      367   21561SH              Sole               21561
Exxon Mobil                    COM     30231G102     1377   16369SH              Sole               16369
F5 Networks                    COM     315616102     1273   12410SH              Sole               12410
Fifth Third Bancorp            COM     316773100     1659  119455SH              Sole              119455
Finisar Corporation            COM     31787A507     1266   51482SH              Sole               51482
Ford Motor Co                  COM     345370860     1512  101397SH              Sole              101397
GeoResources Inc               COM     372476101     1850   59152SH              Sole               59152
Holly Corp                     COM     435758305     1540   25353SH              Sole               25353
J P Morgan Chase & Co          COM     46625H100     1392   30189SH              Sole               30189
Johnson & Johnson              COM     478160104      682   11504SH              Sole               11504
Key Energy Services            COM     492914106     1627  104614SH              Sole              104614
Kinder Morgan Management LLC   COM     49455U100     1885   28740SH              Sole               28740
McDonalds Corp                 COM     580135101     1794   23571SH              Sole               23571
Novartis                       COM     66987V109     1157   21295SH              Sole               21295
Oil States International       COM     678026105     1925   25278SH              Sole               25278
Oracle Systems                 COM     68389X105      650   19456SH              Sole               19456
PPG Industries                 COM     693506107     2300   24156SH              Sole               24156
Vodaphone Group Plc            COM     72857W100     1374   47784SH              Sole               47784
T Rowe Price Group             COM     74144T108     2007   30215SH              Sole               30215
Putnam high Income Securities  COM     746779107      135   15968SH              Sole               15968
Rick's Cabaret                 COM     765641303      327   30000SH              Sole               30000
Siemens                        COM     826197501     1822   13268SH              Sole               13268
Stryker Corp                   COM     863667101     1402   23067SH              Sole               23067
Teradata Corp                  COM     88076W103     1518   29938SH              Sole               29938
US Bancorp                     COM     902973304     1354   51219SH              Sole               51219
Union Pacific Corp             COM     907818108     1378   14010SH              Sole               14010
United Continental Holdings    COM     910047109     1254   54560SH              Sole               54560
United Parcel Service          COM     911312106     1415   19042SH              Sole               19042
VeriFone Holdings              COM     92342Y109     1819   33105SH              Sole               33105
Verizon Communications         COM     92343V104     1615   41916SH              Sole               41916
Walgreen                       COM     931422109     1347   33547SH              Sole               33547
WebMediaBrands Inc             COM     94770W100     4707 3361826SH              Sole             3361826
Wyndham Worldwide Corp         COM     98310W108     1980   62249SH              Sole               62249
Yum Brands Inc                 COM     988498101     2135   41558SH              Sole               41558
